Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of lease liabilities [Roll Forward]
As at 1 January	£ 1,444	£ 1,563
Interest expense	64	70	£ 76
New leases	43	85
Disposals	(54)	(15)
Cash payments	(258)	(306)
Exchange and other movements	78	47
As at 31 December (see Note 23)	£ 1,317	£ 1,444	£ 1,563